UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2009
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Nexus Investment Management Inc.

Address:   120 Adelaide Street West, Suite 1010
           Toronto, Ontario
           Canada  M5H 1T1


Form 13F File Number: 28-13610


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   R. Denys Calvin
Title:  Vice President
Phone:  (416) 360-0580 x.224

Signature,  Place,  and  Date  of  Signing:

/s/ R. Denys Calvin                Toronto, Ontario                   1/11/2010
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              45

Form 13F Information Table Value Total:  $      250,679
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

         COLUMN 1              COLUMN 2     COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7     COLUMN 8
--------------------------- --------------- --------- -------- ----------------- ---------- -------- ----------------
                                                       VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
      NAME OF ISSUER        TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
--------------------------- --------------- --------- -------- -------- --- ---- ---------- -------- ---- ------ ----
BANK OF AMERICA CORPORATION COM             060505104      358   23,800 SH       SOLE                   X      0    0
BANK NOVA SCOTIA HALIFAX    COM             064149107   17,960  381,888 SH       SOLE                   X      0    0
BCE INC                     COM NEW         05534B760      693   25,007 SH       SOLE                   X      0    0
BROOKFIELD ASSET MGMT INC   CL A LTD VT SH  112585104      507   22,671 SH       SOLE                   X      0    0
CAE INC                     COM             124765108    6,029  719,500 SH       SOLE                   X      0    0
CANADIAN NAT RES LTD        COM             136385101      370    5,100 SH       SOLE                   X      0    0
CHEVRON CORP NEW            COM             166764100       69      900 SH       SOLE                   X      0    0
CISCO SYS INC               COM             17275R102    7,132  297,925 SH       SOLE                   X      0    0
COVIDIEN PLC                SHS             G2554F105    7,603  158,755 SH       SOLE                   X      0    0
CVS CAREMARK CORPORATION    COM             126650100    7,056  219,050 SH       SOLE                   X      0    0
DANAHER CORP DEL            COM             235851102    1,203   16,000 SH       SOLE                   X      0    0
DAVITA INC                  COM             23918K108    6,523  111,050 SH       SOLE                   X      0    0
EDWARDS LIFESCIENCES CORP   COM             28176E108      187    2,150 SH       SOLE                   X      0    0
ENBRIDGE INC                COM             29250N105   16,372  352,348 SH       SOLE                   X      0    0
ENCANA CORP                 COM             292505104    5,495  168,613 SH       SOLE                   X      0    0
FAIRFAX FINL HLDGS LTD      SUB VTG DELETED 303901102      646    1,650 SH       SOLE                   X      0    0
FORD MTR CO DEL             COM PAR $0.01   345370860      500   50,000 SH       SOLE                   X      0    0
GILEAD SCIENCES INC         COM             375558103      221    5,100 SH       SOLE                   X      0    0
HEWLETT PACKARD CO          COM             428236103      628   12,200 SH       SOLE                   X      0    0
IESI BFC LTD                COM             44951D108   10,006  620,375 SH       SOLE                   X      0    0
IMPERIAL OIL LTD            COM NEW         453038408      241    6,200 SH       SOLE                   X      0    0
JPMORGAN CHASE & CO         COM             46625H100      400    9,600 SH       SOLE                   X      0    0
LINCARE HLDGS INC           COM             532791100    6,160  165,875 SH       SOLE                   X      0    0
MANULIFE FINL CORP          COM             56501R106    8,910  482,426 SH       SOLE                   X      0    0
NASH FINCH CO               COM             631158102      593   16,000 SH       SOLE                   X      0    0
NEXEN INC                   COM             65334H102    1,096   45,480 SH       SOLE                   X      0    0
OPEN TEXT CORP              COM             683715106      714   17,500 SH       SOLE                   X      0    0
PFIZER INC                  COM             717081103    6,651  365,650 SH       SOLE                   X      0    0
PIONEER NAT RES CO          COM             723787107      265    5,500 SH       SOLE                   X      0    0
PRICE T ROWE GROUP INC      COM             74144T108    1,448   27,200 SH       SOLE                   X      0    0
RESEARCH IN MOTION LTD      COM             760975102    7,985  117,660 SH       SOLE                   X      0    0
ROGERS COMMUNICATIONS INC   CL B            775109200   11,921  381,661 SH       SOLE                   X      0    0
ROYAL BK CDA MONTREAL QUE   COM             780087102   20,782  385,655 SH       SOLE                   X      0    0
SUN LIFE FINL INC           COM             866796105      361   12,499 SH       SOLE                   X      0    0
SUNCOR ENERGY INC NEW       COM             867224107   15,711  441,898 SH       SOLE                   X      0    0
TALISMAN ENERGY INC         COM             87425E103   10,927  580,795 SH       SOLE                   X      0    0
TECK RESOURCES LTD          CL B            878742204    1,249   35,500 SH       SOLE                   X      0    0
TELUS CORP NON-VTG          SHS             87971M202    9,320  297,851 SH       SOLE                   X      0    0
SMUCKER J M CO              COM NEW         832696405    7,518  121,750 SH       SOLE                   X      0    0
THOMSON REUTERS CORP        COM             884903105    7,149  220,400 SH       SOLE                   X      0    0
TIM HORTONS INC             COM             88706M103      305   10,000 SH       SOLE                   X      0    0
TORONTO DOMINION BK ONT     COM NEW         891160509   22,430  355,906 SH       SOLE                   X      0    0
TRANSCANADA CORP            COM             89353D107   10,564  305,510 SH       SOLE                   X      0    0
WALTER ENERGY INC           COM             93317Q105    7,695  102,180 SH       SOLE                   X      0    0
WELLS FARGO & CO NEW        COM             949746101      726   26,900 SH       SOLE                   X      0    0


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